Annual Total Returns[BarChart] - Victory SP 500 Index Fund - Class Y	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.54%	15.36%	31.72%	13.10%	0.95%	11.68%	21.29%	(4.72%)	30.84%	17.91%